Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

VIA EDGAR
May 4, 2018

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex Series Funds (File No. 033-59692)
Filing Pursuant to Rule 497(j) under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter certifying that the form of Prospectuses and Statement of Additional Information, each dated May 1, 2018, that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Trust’s Post-Effective Amendment No. 181, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001628280-18-005398 on April 30, 2018.

Please do not hesitate to contact me at 202.373.6101 with any questions or comments.

Very truly yours,

/s/ Laura E. Flores
Laura E. Flores